Key Management Personnel	6 Months Ended
Dec. 31, 2025
General Information [Abstract]
Key management personnel

Note 23. Key management personnel

Key management personnel (KMP) are those persons having authority and responsibility for planning, directing and controlling the activities of the Consolidated Entity, are comprised of the directors of the Company.

Directors

The following persons were directors of Gelteq Limited during the financial period:

Mr. Simon Hayden Szewach	(Non-Executive Chairman)
Mr. Nathan Jacob Givoni	(Executive Director)
Mr. Jeffrey W. Olyniec	(Non-Executive Director) - Resigned on 30 September 2025
Mr. Philip Dalidakis	(Non-Executive Director)

Other key management personnel

The following person also had the authority and responsibility for planning, directing and controlling the major activities of the consolidated entity, directly or indirectly, during the financial period:

The aggregate compensation paid/payable to members of key management personnel of the consolidated entity is set out below:

	Consolidated
	31 December 2025	31 December 2024
	$	$
Short-term employee benefits	99,547	199,095
Post-employment benefits	11,945	22,896
	111,492	221,991